SUTHERLAND ASBILL & BRENNAN LLP 1275 Pennsylvania Ave., NW Washington, DC 20004-2415 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA M. KRUS

DIRECT LINE: 202.383.0218

E-mail: Cynthia.krus@sutherland.com

February 8, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hercules Technology Growth Capital, Inc. – Form N-2 Registration

Statement

Dear Sir/Madam:

On behalf of Hercules Technology Growth Capital, Inc. (the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended, the Company’s registration statement on Form N-2 (the “Registration Statement”) relating to the registration of up to $200,000,000 of shares of the Company’s common stock, preferred stock, warrants representing rights to purchase shares of the Company’s common stock, preferred stock or debt securities, subscription rights or debt securities.

If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0218.

Sincerely,

/s/ Cynthia M. Krus
Cynthia M. Krus

ATLANTA                AUSTIN                 HOUSTON                NEW YORK                WASHINGTON DC